12. Operating Lease Right-of-use Assets and Operating Lease Liability (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Lease borrowing rate	15.00%
Operating lease expense	$ 65,180	$ 62,322
Lease expiration date	Aug. 31, 2022
Security deposit	$ 5,968